Loans payable - Madryn Credit Facility (Details)					3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 19, 2024	Jun. 14, 2023 USD ($)	Feb. 21, 2023	Jul. 14, 2022 USD ($) installment	Sep. 30, 2024 USD ($) TRANCHE $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) TRANCHE $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022	Nov. 06, 2024 USD ($)	Oct. 15, 2024 USD ($)	Oct. 03, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 13, 2023 USD ($)	Feb. 03, 2023 USD ($)
Loans payable
Basis spread on variable rate							7.65%
Aggregate principal amount										$ 5,106,599	$ 5,106,599	$ 5,106,599		$ 6,505,000	$ 750,000
Madryn Credit Facility [Member]
Loans payable
Aggregate principal amount					$ 120,990,522		$ 120,990,522			$ 5,106,599	$ 5,106,599	$ 5,106,599
Interest rate	0.00%
Credit Facility
Loans payable
Number of additional tranches | TRANCHE					24		24
Carrying amount of Madryn Credit Agreement					$ 131,595,084		$ 131,595,084						$ 83,943,636
Interest expense					4,433,190	$ 2,542,545	12,241,287
Total deferred financing costs					4,565,584		4,565,584
Financing costs incurred during the year							733,275
Amortization of deferred financing costs					$ 270,981	$ 174,838	$ 705,889	$ 493,004
Effective interest rate					0.86%		0.86%						1.01%
Conversion amount - Maximum							$ 5,000,000
Debt instrument - Conversion price per share | $ / shares					$ 1.9		$ 1.9
Number of shares to be issued on conversion							3,910,604
Amendment fee paid		$ 1,000,000
Credit Facility | SOFR
Loans payable
Basis spread on variable rate			9.00%
Floor of Variable rate used			1.50%
Rate added to variable rate used			0.10%
Existing loans
Loans payable
Term Loan Principal Amount				$ 55,000,000
Term Loan Additional principal				$ 20,000,000
Maturity term				63 months
Interest only payment term				4 years
Number of 3-month installments | installment				5
Number of installments | installment				3
Existing loans | LIBOR
Loans payable
Basis spread on variable rate									9.00%
New Loans
Loans payable
Aggregate principal amount					$ 62,949,913		$ 62,949,913
Conversion amount - Maximum							$ 2,430,149
Debt instrument - Conversion price per share | $ / shares					$ 1.9		$ 1.9
New Loans | LIBOR
Loans payable
Floor of Variable rate used									1.50%
Madryn Credit Facility [Member] | Madryn
Loans payable
Aggregate principal amount					$ 118,949,913		$ 118,949,913						$ 82,731,638
Interest expense								$ 7,169,931